Leases - Total Amounts of Future Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	¥ 104,154	¥ 320,331
Not later than one year [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	31,499	47,600
Later than one year and not later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases		132,720
Later than one year and not later than two years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	24,137
Later than two years and not later than three years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	16,935
Later than three years and not later than four years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	11,799
Later than four years and not later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	7,148
Later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	¥ 12,636	¥ 140,011